Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Expense relating to short-term leases	£ 10	£ 4
Accumulated depreciation
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the period	£ 105		£ 24